Expense Example, No Redemption {- Fidelity Advisor® Global Capital Appreciation Fund} - 10.31 Fidelity Advisor Global Capital Appreciation Fund - AMCI PRO-13 - Fidelity Advisor® Global Capital Appreciation Fund
Dec. 30, 2021 USD ($)
Fidelity Advisor Global Capital Appreciation Fund-Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	919
5 Years	1,172
10 Years	1,892
Fidelity Advisor Global Capital Appreciation Fund-Class M
Expense Example, No Redemption:
1 Year	489
3 Years	781
5 Years	1,094
10 Years	1,982
Fidelity Advisor Global Capital Appreciation Fund-Class C
Expense Example, No Redemption:
1 Year	195
3 Years	603
5 Years	1,037
10 Years	2,043
Fidelity Advisor Global Capital Appreciation Fund - Class I
Expense Example, No Redemption:
1 Year	84
3 Years	262
5 Years	455
10 Years	$ 1,014